UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

September 30, 2012

Semi-Annual Repor t

Western Asset

Intermediate-Term

Municipals

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Intermediate-Term Municipals Fund

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Fund name change

Prior to August 1, 2012, the Fund was known as Legg Mason Western Asset Intermediate Term Municipals Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective September 1, 2012, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are Stephen A. Walsh, Robert E. Amodeo, David T. Fare and Dennis J. McNamara. Mr. Fare has been responsible for the day-to-day management of the Fund since 2004, Messrs. Walsh and Amodeo since 2007 and Mr. McNamara since September 2012. Messrs. Fare, Walsh, Amodeo and McNamara have been employed by Western Asset Management Company (“Western Asset”) as investment professionals for at least the past five years. These individuals work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 26, 2012

Western Asset Intermediate-Term Municipals Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended September 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. This was primarily due to less robust private inventory and non-residential fixed investments. The economy slowed further in the second quarter, as GDP growth was a tepid 1.3%. Moderating growth was partially due to weaker consumer spending, which rose only 1.5% in the second quarter, versus 2.4% during the first three months of the year. According to the Commerce Department’s initial estimate, GDP growth then moved to 2.0% in the third quarter. The uptick was partially due to an increase in consumer spending, which rose 2.0% in the third quarter.

The job market remained weak. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.2%. Unemployment then declined to 8.1% in April 2012, the lowest rate since January 2009. The unemployment rate then moved higher, reaching 8.3% in July, before falling to 7.8% in September. However, the recent moderation in unemployment was partially due to people leaving the workforce and an increase in part-time workers.

Meanwhile the housing market brightened, as sales have started to improve of late and home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. While existing-home sales declined 1.7% on a seasonally adjusted basis in September 2012 versus the previous month, they were 11% higher than in September 2011. In addition, the NAR reported that the median existing-home price for all housing types was $183,900 in September 2012, up 11.3% from September 2011. This marked the seventh consecutive month that home prices rose compared to the same period a year earlier. Furthermore, the inventory of homes available for sale fell 3.3% in September, which represents a 5.9-month supply at the current sales pace. The inventory has declined 20% compared to September 2011.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. The Institute for Supply Management’s PMI (“PMI”)ii in April 2012 was 54.8, its highest reading since June 2011 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector moderated in May, as the PMI was 53.5 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. While the PMI ticked up to 49.8 in July, it declined to 49.6 in August before ticking up to 51.5 in September.

IV	Western Asset Intermediate-Term Municipals Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012. Finally, in September the Fed announced a third round of quantitative easing, which involves purchasing $40 billion each month of agency mortgage-backed securities on an open-end basis. In addition, the Fed said that Operation Twist would continue and that it will keep the federal funds rate on hold until at least mid-2015.

Q. Did Treasury yields trend higher or lower during the six months ended September 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.33% and 2.23%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher early in the period. Two-year Treasury yields rose as high as 0.36% on April 3, 2012 and ten-year Treasuries peaked at 2.30% on the same day. Yields then generally moved lower given renewed fears over the European sovereign debt crisis. On July 25, 2012, ten-year Treasuries closed at an all-time low of 1.43%. Yields then drifted higher due to some positive developments in Europe and the introduction of additional central bank quantitative easing programs in the U.S. and abroad. When the reporting period ended on September 30, 2012, two-year Treasury yields were 0.23% and ten-year Treasury yields were 1.65%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then generally rallied over the next four months as investor sentiment improved.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended September 30, 2012. Over that period, the Barclays Municipal Bond Indexvi and the Barclays U.S. Aggregate Indexvii returned 4.24% and 3.68%, respectively. The municipal bond market was supported by generally solid demand, a sharp decline in new issuance, improving tax revenues and low default rates. Additionally, investor sentiment improved as a number of states made progress toward shoring up their financial situation by raising taxes and cutting expenses.

Western Asset Intermediate-Term Municipals Fund	V

Performance review

For the six months ended September 30, 2012, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 4.08%. The Fund’s unmanaged benchmark, the Barclays 1-15 Year Municipal Bond Indexviii, returned 3.37% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned 3.45% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2012 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	4.08%
Class C	3.77%
Class I	4.01%
Barclays 1-15 Year Municipal Bond Index	3.37%
Lipper Intermediate Municipal Debt Funds Category Average[1]	3.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended September 30, 2012 for Class A, Class C and Class I shares were 2.61%, 2.09% and 2.85%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2012, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.72%, 1.32% and 0.61%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 188 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Western Asset Intermediate-Term Municipals Fund

Investment commentary (cont’d)

Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 26, 2012

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower-rated, higher-yielding bonds are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii	The Barclays 1-15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2012 and March 31, 2012. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2012 and held for the six months ended September 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.08%	$1,000.00	$1,040.80	0.72%	$3.68	Class A	5.00%	$1,000.00	$1,021.46	0.72%	$3.65
Class C	3.77	1,000.00	1,037.70	1.31	6.69	Class C	5.00	1,000.00	1,018.50	1.31	6.63
Class I	4.01	1,000.00	1,040.10	0.54	2.76	Class I	5.00	1,000.00	1,022.36	0.54	2.74

[1]	For the six months ended September 30, 2012.

[2]

Assumes the reinvestment of all distribution at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — September 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Barclays 1-15yr Muni Bond Index	— Barclays 1-15 Year Municipal Bond Index
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

4	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — September 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Barclays 1-15yr Muni Bond Index	— Barclays 1-15 Year Municipal Bond Index
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 91.0%
Alabama — 0.1%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$2,012,052
Arizona — 1.0%
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	10,000,000	11,343,000
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/26	18,240,000	20,371,162
Total Arizona				31,714,162
California — 10.2%
ABAG Finance Authority for Nonprofit Corp., Insured Senior Living Revenue, Odd Fellows Home of California	5.000%	4/1/32	3,250,000	3,662,913	(a)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	32,171,952
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	42,879,550
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,260,324
Various Capital Projects	5.250%	10/1/25	4,000,000	4,653,480
Various Capital Projects	5.250%	10/1/26	4,385,000	5,053,142
Various Capital Projects	5.000%	10/1/27	5,180,000	5,847,598
Various Capital Projects	5.000%	10/1/28	3,000,000	3,364,350
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,301,291
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/30	7,735,000	8,690,814
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,508,922
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	19,690,561
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	9,096,960
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	60,000	64,129	(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/25	7,000,000	8,780,240
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,336,200
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,829,599
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,426,580
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,409,980
Lodi Energy Center	5.000%	6/1/25	15,805,000	18,116,639
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,412,000

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	$800,000	$940,528
Procter & Gamble Project	5.000%	7/1/19	900,000	1,068,282
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,511,163
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,210,390
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,475,934
Arrowhead Project	5.000%	8/1/22	8,755,000	9,534,895
Arrowhead Project	5.125%	8/1/24	10,000,000	10,814,700
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	50,000,000	56,390,000
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,181,320
Southern California Public Power Authority Revenue, Windy Point Flats Project-1	5.000%	7/1/25	7,250,000	8,659,545
Total California				313,343,981
Colorado — 2.4%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,858,307
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	15,161,580
Denver, CO, City & County Wastewater Revenue, FGIC	5.250%	11/1/14	1,480,000	1,485,846	(c)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,838,733
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,320,130
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	9,730,410
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	9,674,480
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,381,400
Total Colorado				73,450,886
Connecticut — 1.0%
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	15,000,000	16,320,300
Connecticut State, GO	0.930%	9/15/18	3,000,000	3,012,930	(a)(d)
Connecticut State, GO	1.080%	9/15/19	4,000,000	4,021,680	(a)(d)
Connecticut State, GO	0.810%	9/15/24	7,000,000	7,020,230	(a)(d)
Total Connecticut				30,375,140

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	7

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.4%
District of Columbia University Revenue, Georgetown University	5.000%	4/1/21	$10,000,000	$11,669,400	(e)
Florida — 8.0%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,374,010
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,835,160
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	28,181,500
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	22,811,800
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,789,650
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,126,017
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	210,000	210,790
NATL	5.250%	11/1/16	360,000	360,580
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	680,000	730,769	(b)
Jacksonville, FL, Sales Tax Revenue:
Better Jacksonville	5.000%	10/1/24	9,155,000	10,856,365
Better Jacksonville	5.000%	10/1/25	4,750,000	5,646,420
Jacksonville, FL, Transit Revenue	5.000%	10/1/25	7,000,000	8,415,610
Killarney Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(f)(g)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,807,707	(h)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,952,800	(h)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,309,960	(h)
Miami International Airport	5.000%	10/1/29	5,000,000	5,607,950
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,274,179
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	9,063,440
Orange County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health Systems	6.250%	11/15/24	2,000,000	2,013,940	(c)
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,898,826
Orlando Health Inc.	5.250%	10/1/22	7,095,000	8,033,314
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,516,317
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/23	40,750,000	48,714,587
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	10,000,000	11,924,300
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	4,184,705

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	$3,350,000	$3,988,510
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,362,773
Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL	6.000%	10/1/12	350,000	350,000
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,450,787
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	366,000	(f)(g)
Total Florida				244,356,766
Georgia — 2.4%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	2,051,713
Zoo	5.000%	12/1/20	1,860,000	2,131,299
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,913,280
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	20,058,784
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	6,001,200
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/23	1,500,000	1,868,715
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/24	1,430,000	1,773,615
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/25	1,250,000	1,540,075
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	3,068,775
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	7,039,380
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,335,100
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,465,050
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,657,683
Main Street Natural Gas Inc., GA, Gas Revenue	5.250%	9/15/19	1,500,000	1,652,895
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,108,350	(c)
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	735,537
Total Georgia				72,401,451
Hawaii — 0.0%
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	661,685

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	9

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 3.0%
Chicago, IL, GO	5.375%	1/1/16	$120,000	$120,437
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, Capital Improvement	5.500%	12/1/14	2,000,000	2,037,320	(c)
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,574,162	(h)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/21	3,000,000	3,592,590
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,730,920
Cicero, IL, NATL	5.625%	12/1/16	2,415,000	2,460,136	(c)
Cook County, IL, GO	5.250%	11/15/22	10,000,000	11,984,200
Cook County, IL, GO	5.250%	11/15/23	9,980,000	11,831,490
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	2,450,000	2,725,723	(b)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,247,240
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,134,010
Memorial Health System	5.250%	4/1/29	11,000,000	12,149,940
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,676,530
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	3,090,630	(e)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,911,050
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,643,040
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/19	4,000,000	4,470,640
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/19	1,500,000	1,676,490
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Project	5.000%	12/15/22	5,000,000	6,174,900
Total Illinois				91,231,448
Indiana — 2.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/32	7,500,000	8,052,150
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,867,280
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,654,255
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	4,174,213
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,738,450

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	$12,000,000	$12,893,160
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	2,585,000	2,861,828	(b)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	22,142,495	(d)
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,709,000
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,497,280
Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC, NATL	6.750%	7/5/13	515,000	529,260
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	640,000	(g)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,729,360
Total Indiana				87,488,731
Iowa — 0.8%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,219,666
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,730,953
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,897,425
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,757,803
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,850,496
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,590,448
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,198,310
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,173,930
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,611,873
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,394,950
Muscatine, IA, Electric Revenue	9.700%	1/1/13	680,000	695,674	(b)
Total Iowa				25,121,528
Kansas — 0.3%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	5,000,000	5,085,000	(e)
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,523,920
Total Kansas				8,608,920
Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,095,405
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	16,998,382

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	11

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare	6.000%	2/1/22	$10,000,000	$10,189,600	(c)
Total Kentucky				29,283,387
Louisiana — 0.6%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	559,200	(c)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,139,544
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,199,949
Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM	5.250%	7/1/13	1,000,000	1,033,710
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,885,500	(e)
Total Louisiana				19,817,903
Maryland — 0.8%
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,278	(h)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,547,913
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,492,300
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,231,325
Maryland State Health & Higher EFA Revenue:
Refunding, Medstar Health	5.750%	8/15/14	500,000	545,270
Washington County Hospital	6.000%	1/1/28	4,000,000	4,402,600
Maryland State Health & Higher EFA Revenue Bonds, Refunding, Kennedy Krieger Issue	5.125%	7/1/22	1,000,000	1,002,040
Total Maryland				25,672,726
Massachusetts — 1.0%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,746,675
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,982,965
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,240,190
Caregroup Inc.	5.375%	7/1/25	3,570,000	4,038,312
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,884,200
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,722,330
University of Massachusetts	5.500%	10/1/18	1,300,000	1,300,000	(c)
Massachusetts State Port Authority Revenue	13.000%	7/1/13	280,000	306,466	(b)

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State Port Authority Revenue	5.000%	7/1/29	$7,000,000	$8,431,010
Total Massachusetts				30,652,148
Michigan — 6.8%
Allen Academy COP	7.000%	6/1/15	510,000	526,208
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,793,800
District State Aid	5.000%	11/1/30	21,500,000	23,863,280
Detroit, MI, Water Supply System Revenue:
NATL	5.000%	7/1/26	1,000,000	1,024,210
Senior Lien	5.000%	7/1/21	4,215,000	4,644,129
Senior Lien	5.250%	7/1/22	4,195,000	4,660,184
Senior Lien	5.250%	7/1/23	12,120,000	13,454,534
Senior Lien	5.250%	7/1/24	4,140,000	4,569,856
Senior Lien	5.250%	7/1/25	4,085,000	4,483,696
Senior Lien	5.250%	7/1/26	10,635,000	11,623,523
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	5,228,325
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	15,000,000	17,418,600
Michigan State Building Authority Revenue:
Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,812,100
Facilities Program, NATL	5.000%	10/15/29	7,250,000	7,481,130
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	27,211,518
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,144,150
Michigan State Housing Development Authority, Rental Housing Revenue	5.125%	10/1/22	3,055,000	3,282,017
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.000%	4/1/23	3,520,000	3,526,336	(h)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,826,400	(e)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,540,380
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,923,550	(h)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	24,586,675	(h)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	19,495,940	(h)
Total Michigan				207,120,541

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	13

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 0.9%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Heathcare, AGM	5.000%	2/15/30	$5,725,000	$6,440,282
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,640,800
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	10,759,008
Total Minnesota				27,840,090
Missouri — 0.8%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,426,473
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,238,973
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,504,440
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,635,660
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	680,000	680,687
Total Missouri				23,486,233
Nevada — 0.6%
Carson City, NV, Hospital Revenue, Carson-Tahoe Health System	6.000%	9/1/14	650,000	656,500
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,452,230
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,072,500
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,093,880
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,417,213
Total Nevada				19,692,323
New Jersey — 4.3%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	11,731,900
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,887,940
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,766,153	(h)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,599,600	(h)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	2,020,302
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,517,710
New Jersey State EDA Revenue	5.000%	6/15/20	5,000,000	5,723,450

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA Revenue	5.000%	6/15/23	$2,500,000	$2,841,325
New Jersey State EDA Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	18,000,000	18,409,320	(h)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,748,140
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	22,654,200
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	10,955,000	12,442,689	(h)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	6,010,534
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	8,600,970
New Jersey State Transportation Trust Fund Authority	5.500%	6/15/31	12,000,000	14,537,400
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	80,000	82,105	(b)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,107,101
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	40,000	42,609	(b)
Total New Jersey				132,723,448
New Mexico — 1.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,391,918
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	30,311,550
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,686,769
Total New Mexico				33,390,237
New York — 5.8%
Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project	6.000%	7/1/19	987,992	597,814	(g)
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	39,523,300
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,254,180
MTA, NY, Revenue	5.000%	11/15/23	2,000,000	2,410,740
MTA, NY, Revenue	5.000%	11/15/24	6,600,000	7,878,156
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	27,427,516
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,937,050
MTA, NY, Revenue	5.000%	11/15/27	6,290,000	7,363,326
MTA, NY, Revenue	5.000%	11/15/28	9,000,000	10,496,430
MTA, NY, Revenue	5.000%	11/15/29	7,000,000	8,127,420
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	2,150,000	1,524,199

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	15

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	$1,500,000	$1,614,930
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,325,000	5,651,529
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,485,100
Municipal Health Facility	5.000%	1/15/25	9,150,000	10,217,622
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,901,550
New York, NY, GO	5.000%	8/1/21	20,000,000	24,942,800
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,531,800
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,390,360
Total New York				177,275,822
North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,267,840
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	29,177,637
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	8,154,650
Assured Guaranty	5.375%	1/1/26	4,590,000	5,409,361
Total North Carolina				45,009,488
Ohio — 2.9%
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,333,893
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	23,222,200
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,533,060
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,439,825	(e)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	549,415
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	44,150,000	45,750,437	(e)
Total Ohio				89,828,830
Oklahoma — 0.6%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/22	5,420,000	6,352,403

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — continued
St. John Health System Inc.	5.000%	2/15/23	$5,700,000	$6,634,800
St. John Health System Inc.	5.000%	2/15/24	5,990,000	6,935,222
Total Oklahoma				19,922,425
Oregon — 0.4%
Klamath Falls, OR, Intercommunity Hospital Authority Revenue, Unrefunded Balance, Merle West Medical Center	6.125%	9/1/22	560,000	566,675
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,557,012
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	6,047,350
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/22	1,000,000	1,194,140
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/23	750,000	887,183
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/27	1,465,000	1,695,254
Total Oregon				12,947,614
Pennsylvania — 4.7%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	1,000,000	1,032,490
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	33,200,000	34,403,500	(e)
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.680%	7/1/22	10,000,000	9,995,500	(e)
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	12,283,700
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,921,551
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,407,100
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,000,000	26,115,000	(e)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,625,099
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,569,575
Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue	5.200%	10/1/28	8,200,000	8,213,776
Pennsylvania State Department of General Services, COP, AGM	5.250%	5/1/16	2,000,000	2,007,100
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,219,268

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	17

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	$10,000,000	$11,683,200
Pennsylvania State Turnpike Commission	5.250%	12/1/31	6,750,000	7,800,368
Philadelphia, PA, Water & Wastewater Revenue, FGIC	5.250%	11/1/17	1,000,000	1,003,950	(c)
Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital	6.625%	10/1/12	210,000	210,000	(b)
Reading, PA, GO, AMBAC	5.875%	11/15/12	1,200,000	1,207,980	(b)
Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian	5.500%	12/1/18	1,445,000	1,447,601
West View, PA, Municipal Authority	9.500%	11/15/14	445,000	491,618	(b)
Total Pennsylvania				142,638,376
Puerto Rico — 6.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/24	19,290,000	20,498,133
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.500%	7/1/28	28,395,000	30,474,082
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/29	20,000,000	20,978,200
Puerto Rico Commonwealth Government Development Bank	4.750%	12/1/15	20,000,000	20,322,800
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	27,315,000	29,092,387
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	15,817,950
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	26,019,859
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	28,380,391
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	6,000,000	7,260,720
Total Puerto Rico				198,844,522
Rhode Island — 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,001,150
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	1,921,520
Total Rhode Island				2,922,670
South Carolina — 0.1%
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,650,000	1,681,977	(c)
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,684,205
Total South Carolina				4,366,182

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 3.8%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	$2,000,000	$2,185,140
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,446,506	(h)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,454,382	(h)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,595,813	(h)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,367,914
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	35,224,060
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	16,700,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	26,763,500
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	7,630,242
Tennessee Housing Development Agency	5.000%	7/1/23	2,880,000	3,020,918	(h)
Total Tennessee				117,388,875
Texas — 9.3%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,112,360
Brownsville, TX, Utilities Systems Revenue, AMBAC	9.400%	1/1/13	5,000	5,111	(b)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments	6.700%	7/1/20	415,000	415,647
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.250%	12/1/20	1,115,000	1,116,093
American Village Communities	6.250%	12/1/24	1,000,000	1,001,700
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,277,474
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,153,580
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	5,000,000	5,000,000	(e)(h)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,010,590	(a)(h)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,306,140
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	950,460
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,924
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,004,230
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	51,228,812

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	19

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Revenue, Toll Road	0.750%	8/15/15	$30,000,000	$30,021,000	(e)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	9,283,854
Senior Lien	5.125%	7/1/27	11,180,000	12,721,610
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	3,250,000	3,437,623
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,123,280	(h)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,710,065	(h)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,426,691	(h)
North Forest ISD, ACA	6.500%	8/15/17	1,230,000	1,172,313
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	20,204,640
North Texas Tollway Authority, Dallas North Tollway Systems Revenue:
AMBAC	5.000%	1/1/25	9,335,000	9,444,219	(c)
AMBAC	5.000%	1/1/26	10,205,000	10,324,398	(c)
Panhandle, TX, Regional Housing Finance, GNMA-Collateralized	6.500%	7/20/21	656,000	689,331
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,254,460
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,693,640
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	1,105,000	1,185,450	(b)
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor Health Care Systems Project	5.750%	11/15/19	4,000,000	4,022,200
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	10,000,000	11,081,900
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,043,799
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,270,000	48,239,661
Total Texas				284,789,255
U.S. Virgin Islands — 0.7%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,919,133
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,887,300
Senior Lien	5.000%	10/1/25	11,000,000	12,094,610
Total U.S. Virgin Islands				21,901,043

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Utah — 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	$390,000	$445,778	(b)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	5,000	5,900	(b)
NATL	10.125%	4/1/15	425,000	485,783	(b)
Total Utah				937,461
Virginia — 0.9%
Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian	5.500%	10/1/15	1,305,000	1,334,532
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,569,014
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,414,230
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,953,266	(h)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,218,449	(h)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,250,526	(h)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,594,819	(h)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,135,455	(h)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	5,660,000	6,552,695
Total Virginia				29,022,986
Washington — 1.1%
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,691,517
Port of Seattle, WA, Revenue	5.000%	9/1/21	2,000,000	2,388,340	(h)
Port of Seattle, WA, Revenue	5.000%	9/1/22	2,685,000	3,171,146	(h)
Port of Seattle, WA, Revenue	5.000%	9/1/23	2,500,000	2,926,725	(h)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,676,832	(h)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	8,441,838
Multicare Health System	5.750%	8/15/29	3,000,000	3,545,130
Providence Health & Services	5.000%	10/1/21	2,000,000	2,377,460	(e)
Total Washington				33,218,988
West Virginia — 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,481,541
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,678,120

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	21

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — continued
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	$5,785,000	$6,374,376
Total West Virginia				20,534,037
Wisconsin — 1.0%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/20	1,425,000	1,611,305	(h)
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,820,088	(h)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,518,061	(h)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,121,820	(h)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,342,400
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,961,400
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	7,139,583
Total Wisconsin				29,514,657
Wyoming — 0.5%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,861,720
Total Investments before Short-Term Investments (Cost — $2,531,208,838)				2,789,040,137
Short-Term Investments — 8.7%
California — 0.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Acacia Creek at Union Project, SPA-Bank of America N.A.	0.260%	7/1/38	5,300,000	5,300,000	(i)(j)
California Alumni Association Project, LOC-Bank of America N.A.	0.230%	4/1/34	100,000	100,000	(i)(j)
California Health Facilities Finance Authority Revenue, Hospital Adventist Health Systems, LOC-Wells Fargo Bank N.A.	0.180%	9/1/25	3,700,000	3,700,000	(i)(j)
California Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.200%	7/1/41	200,000	200,000	(i)(j)
California Statewide CDA Revenue:
Kaiser Permanente	0.180%	4/1/32	1,300,000	1,300,000	(i)(j)
Kaiser Permanente	0.160%	4/1/36	2,700,000	2,700,000	(i)(j)
Total California				13,300,000
Delaware — 0.1%
University of Delaware Revenue, SPA-Bank of America N.A.	0.230%	11/1/34	2,900,000	2,900,000	(i)(j)

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — 0.8%
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.190%	6/1/48	$2,300,000	$2,300,000	(i)(j)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.210%	7/1/30	4,185,000	4,185,000	(i)(j)
Hillsborough, FL, Community College Foundation Inc., Student Housing Revenue, LOC-Bank of America N.A.	0.190%	12/1/33	7,515,000	7,515,000	(i)(j)
Jacksonville, FL, Transit Revenue, SPA-Dexia Credit Local	0.190%	10/1/27	1,600,000	1,600,000	(i)(j)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.180%	8/1/34	1,500,000	1,500,000	(i)(j)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.240%	7/1/40	4,875,000	4,875,000	(i)(j)
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities Bayfront Projects, LOC-SunTrust Bank	0.250%	7/1/34	1,270,000	1,270,000	(i)(j)
Total Florida				23,245,000
Georgia — 0.1%
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.190%	6/1/23	1,350,000	1,350,000	(i)(j)
Illinois — 0.3%
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.230%	11/1/30	2,200,000	2,200,000	(i)(j)
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.190%	5/1/31	1,100,000	1,100,000	(i)(j)
Illinois Finance Authority Revenue:
Provena Health, LOC-JPMorgan Chase	0.190%	8/15/44	1,900,000	1,900,000	(i)(j)
Provena Health, LOC-JPMorgan Chase	0.200%	8/15/44	1,800,000	1,800,000	(i)(j)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.190%	8/1/44	1,100,000	1,100,000	(i)(j)
Total Illinois				8,100,000
Kansas — 0.1%
Olathe, KS, Health Facilities Revenue, Olathe Medical Center Inc., LOC-Bank of America N.A.	0.230%	9/1/35	2,440,000	2,440,000	(i)(j)
Massachusetts — 0.1%
Massachusetts State DFA Revenue, Clark University, LOC-TD Bank N.A.	0.170%	10/1/38	100,000	100,000	(i)(j)
Massachusetts State HEFA Revenue, Capital Asset Program, LOC-Bank of America	0.260%	1/1/35	3,000,000	3,000,000	(i)(j)
Total Massachusetts				3,100,000
Missouri — 0.1%
Missouri State HEFA, BJC Health Systems, SPA-U.S. Bank N.A.	0.160%	5/15/38	2,000,000	2,000,000	(i)(j)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	23

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 0.0%
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.170%	10/1/22	$200,000	$200,000	(i)(j)
New York — 2.8%
Long Island Power Authority, NY, Electric System Revenue, AGM, SPA-Dexia Credit Local	0.190%	12/1/29	12,200,000	12,200,000	(i)(j)
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.270%	11/1/26	600,000	600,000	(i)(j)
LIQ-Dexia Credit Local	0.280%	4/1/35	800,000	800,000	(i)(j)
LOC-Dexia Credit Local	0.270%	1/1/36	8,490,000	8,490,000	(i)(j)
SPA-Dexia Credit Local	0.270%	8/1/28	13,625,000	13,625,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.270%	6/15/32	21,900,000	21,900,000	(i)(j)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.270%	8/1/31	2,300,000	2,300,000	(i)(j)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.270%	11/1/22	23,900,000	23,900,000	(i)(j)
New York City, NY, TFA, Future Tax Secured Revenue, SPA-Dexia Credit Local	0.270%	8/1/23	600,000	600,000	(i)(j)
New York State Dormitory Authority Revenue, State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.170%	7/1/31	1,500,000	1,500,000	(i)(j)
Total New York				85,915,000
North Carolina — 2.8%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.240%	1/15/42	20,355,000	20,355,000	(i)(j)
AGM, SPA-Dexia Credit Local	0.240%	1/15/43	16,800,000	16,800,000	(i)(j)
AGM, SPA-Dexia Credit Local	0.240%	1/15/44	21,890,000	21,890,000	(i)(j)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.240%	2/1/28	20,750,000	20,750,000	(i)(j)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.180%	2/1/34	4,500,000	4,500,000	(i)(j)
Total North Carolina				84,295,000
Ohio — 0.0%
Montgomery County, OH, Revenue:
Miami Valley Hospital	0.190%	11/15/45	500,000	500,000	(i)(j)
Miami Valley Hospital, SPA-JPMorgan Chase	0.190%	11/15/45	500,000	500,000	(i)(j)
Total Ohio				1,000,000
Pennsylvania — 0.3%
Delaware County Authority, PA:
White Horse Village Inc. Project, LOC-Citizens Bank N.A.	0.260%	7/1/36	2,105,000	2,105,000	(i)(j)

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.260%	7/1/36	$1,200,000	$1,200,000	(i)(j)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.180%	8/1/22	700,000	700,000	(i)(j)
Pennsylvania State Higher EFA Revenue, Multi-Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.190%	5/1/37	1,410,000	1,410,000	(i)(j)
Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase	0.280%	7/15/41	3,000,000	3,000,000	(i)(j)
Southeastern Pennsylvania Transportation Authority Revenue, LOC-PNC Bank N.A.	0.180%	3/1/22	1,000,000	1,000,000	(i)(j)
Total Pennsylvania				9,415,000
South Carolina — 0.0%
University of South Carolina, School of Medicine, Education Trust Revenue Healthcare Facilities, LOC-Wells Fargo Bank N.A.	0.190%	9/1/25	1,100,000	1,100,000	(i)(j)
Tennessee — 0.1%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.210%	11/1/35	3,875,000	3,875,000	(i)(j)
Texas — 0.2%
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.210%	8/1/38	100,000	100,000	(i)(j)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.240%	8/1/37	7,285,000	7,285,000	(i)(j)
Total Texas				7,385,000
Vermont — 0.1%
Vermont State Housing Finance Agency, Single-Family Revenue, AGM, SPA-TD Bank N.A.	0.230%	11/1/34	2,285,000	2,285,000	(h)(i)(j)
Virginia — 0.4%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.180%	10/1/48	1,100,000	1,100,000	(i)(j)
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.200%	7/1/36	5,515,000	5,515,000	(i)(j)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.200%	7/1/42	6,500,000	6,500,000	(i)(j)
Total Virginia				13,115,000

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	25

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Washington — 0.0%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.170%	8/15/41	$800,000	$800,000	(i)(j)
Total Short-Term Investments (Cost — $265,820,000)				265,820,000
Total Investments — 99.7% (Cost — $2,797,028,838#)				3,054,860,137
Other Assets in Excess of Liabilities — 0.3%				8,441,752
Total Net Assets — 100.0%				$3,063,301,889

(a)	Security is purchased on a when-issued basis.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Maturity date shown represents the mandatory tender date.

(f)	The maturity principal is currently in default as of September 30, 2012.

(g)	The coupon payment on these securities is currently in default as of September 30, 2012.

(h)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company — Insured Bonds
ISD	— Independent School District

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2012

Western Asset Intermediate-Term Municipals Fund

LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Summary of Investments by Industry*
Industrial revenue	22.7%
Transportation	16.7
Health care	15.6
Special tax obligation	7.5
Power	6.8
Water & sewer	5.5
Education	3.8
Local general obligation	3.2
Other	2.5
State general obligation	2.4
Leasing	2.2
Pre-refunded/escrowed to maturity	1.1
Housing	0.9
Solid waste/resource recovery	0.4
Short-term investments	8.7
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2012 and are subject to change.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	27

Western Asset Intermediate-Term Municipals Fund

Ratings table**
Standard & Poor’s/Moody’s/Fitch†
AAA/Aaa	1.2%
AA/Aa	26.5
A	41.4
BBB/Baa	20.5
BB/Ba	0.7
B	0.7
A-1/VMIG 1	8.7
NR	0.3
100.0%

**	As a percentage of total investments.

†	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2012

Assets:
Investments, at value (Cost — $2,797,028,838)	$3,054,860,137
Cash	6,045
Interest receivable	38,277,445
Receivable for Fund shares sold	10,778,182
Receivable for securities sold	300,000
Prepaid expenses	157,616
Other assets	29,203
Total Assets	3,104,408,628

Liabilities:
Payable for securities purchased	20,633,760
Payable for Fund shares repurchased	17,506,596
Investment management fee payable	1,245,463
Service and/or distribution fees payable	787,456
Distributions payable	465,165
Trustees’ fees payable	4,823
Accrued expenses	463,476
Total Liabilities	41,106,739
Total Net Assets	$3,063,301,889

Net Assets:
Par value (Note 7)	$4,495
Paid-in capital in excess of par value	2,906,607,802
Undistributed net investment income	761,710
Accumulated net realized loss on investments and futures contracts	(101,903,417)
Net unrealized appreciation on investments	257,831,299
Total Net Assets	$3,063,301,889

Shares Outstanding:
Class A	208,996,975
Class C	148,357,504
Class I	92,150,050

Net Asset Value:
Class A (and redemption price)	$6.81
Class C (and redemption price)	$6.82
Class I (and redemption price)	$6.81
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.97

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended September 30, 2012

Investment Income:
Interest	$58,959,035

Expenses:
Investment management fee (Note 2)	7,412,930
Service and/or distribution fees (Notes 2 and 5)	4,620,583
Transfer agent fees (Note 5)	501,988
Fund accounting fees	110,359
Legal fees	94,857
Registration fees	83,274
Shareholder reports	28,814
Insurance	24,455
Trustees’ fees	23,418
Audit and tax	15,894
Custody fees	6,934
Miscellaneous expenses	7,466
Total Expenses	12,930,972
Net Investment Income	46,028,063

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) from:
Investment transactions	99,176
Futures contracts	(8,257,888)
Net Realized Loss	(8,158,712)
Change in Net Unrealized Appreciation (Depreciation)	76,250,506
Net Gain on Investments and Futures Contracts	68,091,794
Increase in Net Assets from Operations	$114,119,857

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2012 (unaudited) and the Year Ended March 31, 2012	September 30	March 31

Operations:
Net investment income	$46,028,063	$87,602,540
Net realized gain (loss)	(8,158,712)	5,968,710
Change in net unrealized appreciation (depreciation)	76,250,506	192,478,151
Increase in Net Assets From Operations	114,119,857	286,049,401

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(45,784,017)	(87,047,399)
Decrease in Net Assets From Distributions to Shareholders	(45,784,017)	(87,047,399)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	581,523,421	1,154,609,672
Reinvestment of distributions	42,784,374	81,274,820
Cost of shares repurchased	(443,679,264)	(951,231,072)
Increase in Net Assets From Fund Share Transactions	180,628,531	284,653,420
Increase in Net Assets	248,964,371	483,655,422

Net Assets:
Beginning of period	2,814,337,518	2,330,682,096
End of period*	$3,063,301,889	$2,814,337,518
* Includes undistributed net investment income of:	$761,710	$517,664

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	31

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$6.65	$6.14	$6.41	$5.98	$6.32	$6.36

Income (loss) from operations:
Net investment income	0.11	0.24	0.25	0.26	0.27	0.26
Net realized and unrealized gain (loss)	0.16	0.51	(0.27)	0.43	(0.34)	(0.04)
Total income (loss) from operations	0.27	0.75	(0.02)	0.69	(0.07)	0.22

Less distributions from:
Net investment income	(0.11)	(0.24)	(0.25)	(0.26)	(0.27)	(0.26)
Total distributions	(0.11)	(0.24)	(0.25)	(0.26)	(0.27)	(0.26)

Net asset value, end of period	$6.81	$6.65	$6.14	$6.41	$5.98	$6.32
Total return[3]	4.08%	12.36%	(0.31)%	11.75%	(1.13)%	3.48%

Net assets, end of period (millions)	$1,423	$1,300	$1,208	$1,026	$604	$460

Ratios to average net assets:
Gross expenses	0.72%[4]	0.72%	0.72%	0.70%	0.68%	0.72%
Net expenses[5]	0.72 [4]	0.72	0.72	0.70	0.68	0.72 [6]
Net investment income	3.26 [4]	3.71	4.00	4.18	4.39	4.05

Portfolio turnover rate	2%	15%	25%	14%	19%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2012 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$6.66	$6.15	$6.42	$5.99	$6.32	$6.37

Income (loss) from operations:
Net investment income	0.09	0.20	0.22	0.22	0.23	0.22
Net realized and unrealized gain (loss)	0.16	0.51	(0.27)	0.43	(0.33)	(0.05)
Total income (loss) from operations	0.25	0.71	(0.05)	0.65	(0.10)	0.17

Less distributions from:
Net investment income	(0.09)	(0.20)	(0.22)	(0.22)	(0.23)	(0.22)
Total distributions	(0.09)	(0.20)	(0.22)	(0.22)	(0.23)	(0.22)

Net asset value, end of period	$6.82	$6.66	$6.15	$6.42	$5.99	$6.32
Total return[3]	3.77%	11.68%	(0.89)%	11.06%	(1.58)%	2.68%

Net assets, end of period (millions)	$1,012	$917	$808	$728	$300	$200

Ratios to average net assets:
Gross expenses	1.31%[4]	1.32%	1.32%	1.31%	1.30%	1.33%
Net expenses[5]	1.31 [4]	1.32	1.32	1.31	1.30	1.33
Net investment income	2.67 [4]	3.11	3.40	3.56	3.77	3.43

Portfolio turnover rate	2%	15%	25%	14%	19%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	33

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009	2008[3]

Net asset value, beginning of period	$6.66	$6.14	$6.41	$5.98	$6.32	$6.35

Income (loss) from operations:
Net investment income	0.12	0.25	0.26	0.27	0.28	0.13
Net realized and unrealized gain (loss)	0.15	0.52	(0.27)	0.43	(0.34)	(0.03)
Total income (loss) from operations	0.27	0.77	(0.01)	0.70	(0.06)	0.10

Less distributions from:
Net investment income	(0.12)	(0.25)	(0.26)	(0.27)	(0.28)	(0.13)
Total distributions	(0.12)	(0.25)	(0.26)	(0.27)	(0.28)	(0.13)

Net asset value, end of period	$6.81	$6.66	$6.14	$6.41	$5.98	$6.32
Total return[4]	4.01%	12.71%	(0.16)%	11.93%	(0.97)%	1.61%

Net assets, end of period (000s)	$627,658	$597,323	$314,561	$162,572	$22,995	$1

Ratios to average net assets:
Gross expenses	0.54%[5]	0.57%	0.56%	0.54%	0.52%	0.54%[5]
Net expenses[6]	0.54 [5,7]	0.57 [7]	0.56 [7]	0.54 [7]	0.52	0.54 [5]
Net investment income	3.43 [5]	3.82	4.17	4.29	4.60	4.05 [5]

Portfolio turnover rate	2%	15%	25%	14%	19%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2012 (unaudited).

[3]	For the period September 28, 2007 (inception date) to March 31, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (formerly known as Legg Mason Western Asset Intermediate-Term Municipals Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	35

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

36	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$2,789,040,137	—	$2,789,040,137
Short-term investments†	—	265,820,000	—	265,820,000
Total investments	—	$3,054,860,137	—	$3,054,860,137

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	37

securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2012, no provision for income tax would be required in the Fund’s financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and

38	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2012, LMIS and its affiliates received sales charges of $57,948 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2012, CDSCs paid to LMIS and its affiliates were:

Class A
CDSCs	$7,710

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of September 30, 2012, the Fund had accrued $1,928 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$228,162,251
Sales	62,540,830

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	39

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$262,242,081
Gross unrealized depreciation	(4,410,782)
Net unrealized appreciation	$257,831,299

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2012, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2012. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(8,257,888)

During the six months ended September 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$86,996,875

†	At September 30, 2012, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.60% of the average daily net assets of Class C shares. Service and distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,018,135	$290,995
Class C	3,602,448	156,716
Class I	—	54,277
Total	$4,620,583	$501,988

40	Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended September 30, 2012	Year Ended March 31, 2012
Net Investment Income:
Class A	$22,000,580	$45,666,098
Class C	12,728,274	25,602,687
Class I	11,055,163	15,778,614
Total	$45,784,017	$87,047,399

7. Shares of beneficial interest

At September 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount
Class A
Shares sold	30,212,311	$203,762,220	70,777,600	$456,169,654
Shares issued on reinvestment	3,054,003	20,636,763	6,634,306	42,805,607
Shares repurchased	(19,614,249)	(132,271,098)	(78,952,785)	(507,725,550)
Net increase (decrease)	13,652,065	$92,127,885	(1,540,879)	$(8,750,289)

Class C
Shares sold	28,275,586	$191,002,359	47,704,651	$310,081,353
Shares issued on reinvestment	1,778,776	12,037,177	3,729,607	24,105,703
Shares repurchased	(19,285,559)	(130,140,632)	(45,317,448)	(291,129,408)
Net increase	10,768,803	$72,898,904	6,116,810	$43,057,648

Class I
Shares sold	27,701,699	$186,758,842	59,963,568	$388,358,665
Shares issued on reinvestment	1,496,325	10,110,434	2,213,215	14,363,510
Shares repurchased	(26,802,651)	(181,267,534)	(23,674,999)	(152,376,114)
Net increase	2,395,373	$15,601,742	38,501,784	$250,346,061

8. Capital loss carryforward

As of March 31, 2012, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
3/31/2013	$(21,780,086)
3/31/2014	(4,311,329)
3/31/2015	(283,837)
3/31/2018	(20,981,898)
3/31/2019	(46,830,604)
$(94,187,754)

These amounts will be available to offset any future taxable capital gains.

Western Asset Intermediate-Term Municipals Fund 2012 Semi-Annual Report	41

9. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/12 SR12-1782

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 23, 2012

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer of
Legg Mason Partners Income Trust

Date: November 23, 2012